CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Share capital	Share premium	Other reserves	Accumulated deficit
Equity at beginning of period at Dec. 31, 2021	$ 192,916	$ 7,429	$ 455,254	$ 3,400	$ (273,167)
Profit (loss) for the year	13,674				13,674
Other comprehensive income (loss) for the year	(11,054)			(11,054)
Total comprehensive income (loss) for the year	2,620			(11,054)	13,674
Legal and Other reserves	0			(1,083)	1,083
Income tax benefit from excess tax deductions related to share-based payments	430				430
Share-based compensation	6,392				6,392
Options exercised / LTIP shares issued	2,280	80	7,043		(4,843)
Total transactions with owners, recognized directly in equity	9,102	80	7,043	(1,083)	3,062
Equity at ending of period at Dec. 31, 2022	204,638	7,509	462,297	(8,737)	(256,431)
Profit (loss) for the year	(10,548)				(10,548)
Reserves				0
Other comprehensive income (loss) for the year	7,103			7,103
Total comprehensive income (loss) for the year	(3,445)			7,103	(10,548)
Legal and Other reserves	0			(423)	423
Income tax benefit from excess tax deductions related to share-based payments	204				204
Share-based compensation	9,251				9,251
Options exercised / LTIP shares issued	8,133	160	16,134		(8,161)
Value conversion rights of convertible bonds	0			0
Total transactions with owners, recognized directly in equity	17,588	160	16,134	(423)	1,717
Equity at ending of period at Dec. 31, 2023	218,781	7,669	478,431	(2,057)	(265,262)
Profit (loss) for the year	(11,841)				(11,841)
Reserves	0			1,555	(1,555)
Other comprehensive income (loss) for the year	(11,901)			(11,901)
Total comprehensive income (loss) for the year	(23,742)			(10,346)	(13,396)
Legal and Other reserves	0			(31)	31
Income tax benefit from excess tax deductions related to share-based payments	(66)				(66)
Share-based compensation	11,248				11,248
Options exercised / LTIP shares issued	2,615	100	10,559		(8,044)
Value conversion rights of convertible bonds	12,225			12,225
Total transactions with owners, recognized directly in equity	26,022	100	10,559	12,194	3,169
Equity at ending of period at Dec. 31, 2024	$ 221,061	$ 7,769	$ 488,990	$ (209)	$ (275,489)